Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Millions			12 Months Ended
		Nov. 22, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combination Fair Value Of Shares Exchanged		€ 580.6
Number of issued shares			431,464,705	439,199,514	433,332,573
Number of issued and outstanding shares				429,941,232	427,986,682
Number of treasury shares			4,071,113	9,258,282	5,345,891
Accumulated Other Comprehensive Income (Loss), proportionate share of other comprehensive income for equity method investments			€ (1.0)	€ 0.0	€ 0.0
Accumulated OCI, net of taxes relating to foreign currency translation gain (loss)			264.1	593.1	472.7
Accumulated OCI, net of taxes unrealized gains (losses) on financial instruments			(11.6)	8.1	(0.3)
Fair value of shares issued to participating customers	[1]		28.6	27.9	17.9
Fair value compensation of unvested equity awards to be exchanged				1.5
Ordinary Shares Issued In Relation To Acquisition Of HMI [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		5,866,001
Additional Paid-in Capital [Member]
Fair value of shares issued to participating customers	[1]		€ 28.6	€ 27.9	€ 17.9
Common Stock [Member]
Number of issued shares			431,464,705
Number of issued and outstanding shares			427,393,592	29,941,232

[1]	In 2017, EUR 28.6 million (2016: EUR 27.9 million; 2015: EUR 17.9 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).